Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
International Financial Reporting Standards (IFRS)

A.1. INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)
The half-year consolidated financial statements have been prepared and presented in condensed format in accordance with IAS 34 (Interim Financial Reporting). The accompanying notes therefore relate to significant events and transactions of the period, and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2023.
The accounting policies used in the preparation of the consolidated financial statements as of June 30, 2024 comply with international financial reporting standards (IFRS) as endorsed by the European Union and as issued by the International Accounting Standards Board (IASB). IFRS as endorsed by the European Union as of June 30, 2024 are available via the following web link:
https://www.efrag.org/Endorsement
The accounting policies applied effective January 1, 2024 are identical to those presented in the consolidated financial statements for the year ended December 31, 2023.
On September 22, 2022, the IASB issued an amendment to IFRS 16 (Leases) relating to lease liabilities in a sale-and-leaseback arrangement, which is applicable from January 1, 2024 and had no impact on Sanofi's financial statements.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1, and then on October 31, 2022 issued “Non-current Liabilities with Covenants”, a further amendment to IAS 1. The amendments, which are applicable from January 1, 2024, had no impact on Sanofi's financial statements.
On May 25, 2023, the IASB issued "Supplier Finance Arrangements", an amendment to IAS 7 and IFRS 7, applicable from January 1, 2024. The amendment relates to disclosures of information about such arrangements; it had no impact on the 2024 half-year financial statements.
As a reminder, in its 2023 consolidated financial statements Sanofi applied “International Tax Reform – Pillar Two Model Rules”, an amendment to IAS 12 issued by the IASB on May 23, 2023, and did not recognize any deferred tax on temporary differences related to Pillar 2 rules.
In its 2024 half-year financial statements, Sanofi has used an average effective tax rate that takes into account the top-up tax applicable from January 1, 2024 (see Note B.19.).
Use of Estimates

A.2. USE OF ESTIMATES
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date the financial statements are finalized. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions;
•impairment of property, plant and equipment and intangible assets;
•the valuation of goodwill and the valuation and useful life of acquired intangible assets;
•the measurement of contingent consideration receivable in connection with asset divestments and of contingent consideration payable;
•the measurement of financial assets and financial liabilities at amortized cost;
•the amount of post-employment benefit obligations;
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks; and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences.

Actual results could differ from these estimates.
For half-year financial reporting purposes, and as allowed under IAS 34, Sanofi has determined income tax expense on the basis of an estimate of the effective tax rate for the full financial year. That rate is applied to business operating income plus financial income and minus financial expenses, and before (i) the share of profit/loss of investments accounted for using the equity method and (ii) net income attributable to non-controlling interests. The estimated full-year effective tax rate is based on the tax rates that will be applicable to projected pre-tax profits or losses arising in the various tax jurisdictions in which Sanofi operates.
Seasonal Trends

A.3. SEASONAL TRENDS
Sanofi’s activities are not subject to significant seasonal fluctuations.
Consolidation and Foreign Currency Translation of the Financial Statements of Subsidiaries in Hyperinflationary Economies

A.4. CONSOLIDATION AND FOREIGN CURRENCY TRANSLATION OF THE FINANCIAL STATEMENTS OF SUBSIDIARIES IN HYPERINFLATIONARY ECONOMIES
In 2024, Sanofi continues to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met.The contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
In Turkey, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since January 1, 2022 treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.

Fair Value of Financial Instruments

A.5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
•Level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•Level 2: quoted prices in active markets for similar assets or liabilities, or valuation techniques in which all important inputs are derived from observable market data; and
•Level 3: valuation techniques in which not all important inputs are derived from observable market data.
The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
						Market data
					Valuation model	Exchange rate	Interest rate	Volatilities
B.6.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Amortized cost/ Peer comparison (primarily)	If cost ceases to be a representative measure of fair value, an internal valuation based primarily on peer comparison is used.
B.6.	Financial assets at fair value (contingent consideration receivable)	Fair value	3	Revenue-based approach	The fair value of contingent consideration receivable is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3. to the consolidated financial statements for the year ended December 31, 2021.

B.6.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
B.6.	Financial assets measured at fair value held to meet obligations under post-employment benefit plans	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets designated at fair value held to meet obligations under deferred compensation plans	Fair value	1	Market value	Quoted market price	N/A
B.9.	Investments in mutual funds	Fair value	1	Market value	Net asset value	N/A
B.9.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
B.9. B.12.	Financial Debt	Amortized cost (a)	N/A	N/A
In the case of financial liabilities with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For financial liabilities with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).
For financial liabilities based on variable payments such as royalties, fair value is determined on the basis of discounted cash flow projections.

B.9.	Lease liabilities	Amortized cost	N/A	N/A	Future lease payments are discounted using the incremental borrowing rate.
B.10.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon	N/A
B.10.	Interest rate swaps	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and Euronext interest rate futures > 1 year: Mid Zero Coupon	N/A
B.10.	Cross-currency swaps	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and Euronext interest rate futures > 1 year: Mid Zero Coupon	N/A
B.11.	Liabilities related to business combinations and to non-controlling interests	Fair value	3	Revenue-based approach	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note B.11.
(a)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).

New Pronouncements Issued by the IASB and Applicable from 2024

A.6. NEW PRONOUNCEMENTS ISSUED BY THE IASB AND APPLICABLE FROM 2025
On August 15, 2023, the IASB issued "Lack of Exchangeability", an amendment to IAS 21 (The Effects of Changes in Foreign Exchange Rates), relating to how to determine the exchange rate when a currency is not exchangeable. The amendment is applicable from January 1, 2025 (subject to endorsement by the European Union); it will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt it.
On April 9, 2024, the IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements), applicable from January 1, 2027 (subject to endorsement by the European Union). An impact assessment is currently under way. Sanofi will not early adopt this new standard.
On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 relating to the classification and measurement of financial instruments, applicable no earlier than January 1, 2026 (subject to endorsement by the European Union). Sanofi does not expect any material impact, and will not early adopt these amendments.
On July 18, 2024, the IASB issued Volume 11 of “Annual Improvements to IFRS”, applicable from January 1, 2026 (subject to endorsement by the European Union). Sanofi does not expect any material impact from those improvements to various standards, which are essentially in the nature of clarifications, and will not early adopt them.

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